CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)			$ (206,112)	$ 4,659,332	$ 1,911,142	$ 7,974,313
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Investment income on Trust Account	$ (172,430)	$ (2,483,194)	(1,582,458)	(4,944,828)	(2,048,296)	(8,972,545)
Changes in operating assets and liabilities:
Prepaid expenses			48,375	59,438	(321,529)	185,216
Accounts payable			185,176	(111,218)	30,112	(103,458)
Accrued expenses			1,223,328	4,532	7,500	436,837
Accrued expenses - related parties			60,000	60,000	26,774	120,000
Net cash used in operating activities			(271,691)	(272,744)	(389,297)	(359,637)
Net decrease in cash			(271,691)	(272,744)	944,890	(359,637)
Cash - beginning of the period			585,253	944,890		944,890
Cash - end of the period	$ 313,562	$ 672,146	313,562	672,146	944,890	585,253
Supplemental disclosure of noncash financing activities:
Change in value of Class A ordinary shares subject to possible redemption			$ (206,106)	$ 4,659,338	$ 422,715,321	$ 7,974,314